RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($) $ in Thousands		Mar. 31, 2020		Jan. 31, 2020	Mar. 31, 2019
Disclosure of transactions between related parties [line items]
Due from related parties		$ 1,519			$ 3,022
New Pacific Metals Corp ("NUAG") [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	94			33
Henan Non-ferrous [Member]
Disclosure of transactions between related parties [line items]
Due from related parties		$ 1,425	[2]	$ 1,426	$ 2,989	[2]

[1]	The Company recovers costs for services rendered to NUAG and expenses incurred on behalf of NUAG pursuant to a services and administrative costs reallocation agreement. During the year ended March 31, 2020, the Company recovered $530 (year ended March 31, 2019 - $225), from NUAG for services rendered and expenses incurred on behalf of NUAG. The costs recovered from NUAG were recorded as a direct reduction of general and administrative expenses on the consolidated statements of income.
[2]	In March 2019, Henan Found advanced a loan of $2,989 (RMB¥20 million) to Henan Non-ferrous. The loan bears an interest rate of 4.35% per annum. In December 2019, the loan, including accumulated interest, of $2,922 (RMB¥20.7 million) was repaid.